Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

Note 4. Notes Payable

On May 23, 2018, the Company entered into a securities purchase agreement with two accredited investors, pursuant to which the Company issued $840 in unsecured promissory notes for aggregate consideration of $700 (the “May 2018 Notes”). The outstanding balance of the May 2018 Notes was to be made in nine equal monthly installments beginning July 23, 2018. The May 2018 Notes were scheduled to mature on March 23, 2019. Subject to the terms and conditions set forth in the May 2018 Notes, the Company may prepay all or any portion of the outstanding balance at any time without pre-payment penalty. Upon the occurrence of an event of default, the outstanding balance of the May 2018 Notes shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.

On June 1, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $3,600 (the “June 2018 Note”) for consideration of $3,000. The outstanding balance of the June 2018 Note was to be made in nine equal monthly installments beginning August 1, 2018. The June 2018 Note was scheduled to mature on April 1, 2019. Subject to the terms and conditions set forth in the June 2018 Note, the Company may prepay all or any portion of the outstanding balance at any time without pre-payment penalty. Upon the occurrence of an event of default, the outstanding balance of the June 2018 Note shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.

On December 6, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $598 (the “December 2018 Note”) for consideration of $500. The outstanding balance of the December 2018 Note had a maturity date of May 6, 2019 and was paid in full in March 2019. The December 2018 Note bore interest at a rate of 8% per annum and, subject to the terms and conditions set forth in the December 2018 Note, the Company was permitted to prepay all or any portion of the outstanding balance at any time without pre-payment penalty.

On January 7, 2019, and again on March 28, 2019 the Company entered into amendments to one of the May 2018 Notes. Pursuant to the amendments, the borrower has agreed to extend the maturity date of the note to July 15, 2019 and does not require the Company to make its monthly installment payments due from December 2018, through March 2019, provided that the Company makes all installment payments for the months thereafter beginning April 15, 2019. Installment payments shall be paid in cash unless the Company elects to make payments in shares of the Company’s common stock, in which case the number of shares to be issued will be based on the lowest VWAP of the Company’s common stock during the preceding twenty trading days multiplied by 70%, or any lower price made available to any other holder of the Company’s securities. In consideration of these amendments, the Company incurred extension fees payable to the Borrower of $121.

On January 28, 2019, the Company entered into an amendment to the June 2018 Note. Pursuant to the amendment, the borrower has agreed to extend the maturity date to October 1, 2019 and not require the Company to make its installment payment due under the Note Purchase Agreement during January, February, and March 2019. The Company and the borrower have agreed that the Company is to pay all installment payments in cash unless both the Company and the borrower agree to make payments in shares of the Company’s common stock, in which case the number of shares to be issued will be based on the lowest intra-day trade price of the Company’s common stock during the preceding twenty trading days multiplied by 70%. In consideration of this amendment, the Company incurred an extension fee payable to the borrower of $527.

Because the January 2019 and March 2019 amendments were considered a substantive change, the Company has treated the modification as an extinguishment of debt and determined the gain or loss on the exchange of instruments. Based on the analysis performed, the Company determined that there was a gain on extinguishment of debt of $1,275.

Notes payable consisted of the following:

	As of March 31, 2019
	Principal	Discount	Net
May 2018 Notes	$500	$(350)	$150
June 2018 Note	3,159	(2,641)	518
Total notes payable	$3,659	$(2,991)	$668

	As of December 31, 2018
	Principal	Discount	Net
May 2018 Notes	$400	$(25)	$375
June 2018 Note	2,448	(1,803)	645
December 2018 Note	351	(86)	265
Total notes payable	$3,199	$(1,914)	$1,285

During the three months ended March 31, 2019 and 2018, the Company recorded amortization of debt discount of $1,091 and $0, respectively.

Note 7. Notes Payable

10% convertible promissory notes

During February and March 2017, the Company issued two $50, 10% convertible promissory notes to accredited investors. Both notes would have matured one year from the date of issuance. Both notes were convertible at a fixed rate of $0.25 per share. Management recorded a beneficial conversion feature on both notes in the aggregate of $100 and recorded that amount to additional paid in capital. The debt discounts were accreted using the effective interest method over the term of the notes.

On August 14 and September 6, 2017, the holder of the notes converted the aggregate principal balance $100 into a total of 400,000 shares of the Company’s common stock. In connection with the conversion, the Company charged the remaining discount in the amount of $92 to accretion of debt discount during the year ended December 31, 2017.

During the year ended December 31, 2017, the Company incurred $100 as accretion of debt discount on these notes.

Iliad Note

On May 18, 2017, the Company issued to Iliad Research and Trading, L.P., (“Iliad”), a Utah limited partnership, a secured convertible note (the “Iliad Note”) in the original principal amount of $1,355, bearing interest at 10% per annum, with an original issuance discount of $225, reimbursed legal and accounting expenses of $5, and a warrant to purchase 1,231,819 shares of common stock of the Company at an exercise price of $1.05 per share. These warrants expire five years from the date of issuance.

Management recorded a debt discount for (a) the original issue discount (b) the relative fair value of the warrants issued and (c) the intrinsic value of the beneficial conversion feature on the Iliad Note in the amounts of $230, $202 and $923, respectively. The debt discounts were accreted using the effective interest method over the term of the Iliad Note, provided that at any time on or after the occurrence of an event of default, the interest rate shall be adjusted to 22% per annum. Subject to the terms and conditions set forth in the Iliad Note, the Company may prepay the outstanding balance of the Iliad Note in part or in full in cash of an amount equal to 125% multiplied by the outstanding balance of the Iliad Note.

At any time beginning on the date that is six months from the issuance date until the outstanding balance of the Iliad Note has been paid in full, Iliad may, at its option, convert all or any portion of the outstanding balance into shares of common stock of the Company on a cashless basis at a price of $1.05 per share, which will be adjusted for any future issuances of equity that contain a lower per-share exercise price. In addition, beginning three months after the issuance date, Iliad has the right to redeem a portion of the outstanding balance of the Iliad Note in any amount that is less than $90 per calendar month. The Company has the right to fund each redemption using cash or shares of the Company’s common stock at a price that is the lower of $1.05 per share and the price that is 65% of the Company’s market price.

On December 7, 2017, the Company entered into a settlement agreement with Iliad (the “Iliad Settlement Agreement”). Under the Iliad Settlement Agreement, the Company induced Iliad to accept 547,660 additional shares of the Company’s common stock in connection with the conversion of the full balance of the Iliad Note outstanding. As part of the Iliad Settlement Agreement, the Company also increased the shares issuable to Iliad under its warrant. Accordingly, on December 7, 2017, Iliad converted the Iliad Note and related accrued interest of $75 into a total of 1,909,863 shares of the Company’s common stock. On the date of conversion, the Company (a) recorded the remaining discount of the note in the amount of $1,348 as accretion of debt discount, and (b) recorded the fair value of the additional shares issued to Iliad and the additional value of the warrants in the amount of $7,517 as inducement expense.

During the year ended December 31, 2017, the Company incurred $1,355 (accretion of $7 and $1,348 in connection with the conversion of the Iliad Note) as accretion of debt discount on this note.

March 2017 equity purchase agreement

On March 10, 2017, the Company and L2 Capital, LLC (“L2 Capital”), a Kansas limited liability company, entered into an equity purchase agreement (the “Equity Purchase Agreement”), pursuant to which the Company may issue and sell to L2 Capital from time to time up to $5,000 of the Company’s common stock that will be registered with the SEC under a registration statement on a form S–1. Pursuant to the Equity Purchase Agreement, the Company may require L2 Capital to purchase shares of common stock in a minimum amount of $25 and maximum of the lesser of (a) $1,000 or (b) 150% of the average daily trading value, upon the Company’s delivery of a put notice to L2 Capital. L2 Capital shall purchase such number of shares of common stock at a per share price that equals to the lowest closing bid price of the common stock during the pricing period multiplied by 90%.

In connection with the Equity Purchase Agreement, the Company has issued to L2 Capital an 8% convertible promissory note (the “Commitment Note”) in the principal amount of $160 in consideration of L2 Capital’s contractual commitment to the Equity Purchase Agreement. The Commitment Note matures six months after the issue date. All or part of the Commitment Note is convertible into the common stock of the Company upon the occurrence of any of the events of default at a variable conversion price that equals to 75% of the lowest trading price for the common stock during a thirty–day trading day period immediately prior to the conversion date. The Company also issued to the holders of the First Notes warrants to purchase an aggregate of 400,000 shares of the Company’s common stock at an exercise price of $0.96 per share. These warrants expire seven years from the date of issuance.

The Company recorded the Commitment Note as a deferred offering cost as the Company had not received equity proceeds from the Equity Purchase Agreement during 2017. Management analyzed the contingent variable conversion price and concluded that the contingent conversion features should be bifurcated and accounted for as a derivative liability only upon the triggering of a default event. Because all default events were cured prior to April 15, 2017, no derivative liability was recognized.

Upon receipt of proceeds from the Equity Purchase Agreement during 2018, the Company has reclassified $160 from deferred offering costs to additional paid-in capital.

On May 18, 2017, the Company amended the Equity Purchase Agreement to (a) facilitate the issuance of the Iliad Note and (b) to increase the capacity of the Equity Purchase Agreement to $6,500.

On September 6, 2017, the Company further amended the Equity Purchase Agreement to increase the capacity of the Equity Purchase Agreement to the lesser of (a) 12,319,159 shares or (b) the maximum number of shares the Company is able to include in a registration statement.

The Company recorded an initial debt discount of $287, representing (a) an original issue discount of $108 and (b) relative fair value of warrants issued to the note holders of $179. The debt discounts were amortized using the effective interest method.

March 2017 securities purchase agreement

On March 10, 2017, the Company and L2 Capital entered into a securities purchase agreement, which was subsequently amended on March 15, 2017 pursuant to which the Company issued two 10% convertible notes in an aggregate principal amount of $1 million with a 20% original issue discount, of which the first convertible note was funded on March 14, 2017. The Company received gross proceeds of $393 (which represents the deduction of the 20% original discount and $7 for L2 Capital’s legal fees) in exchange for issuance of the first convertible note (the “First Note”) in the Principal Amount of $500. The First Note was due six months from the Issue Date and the accrued and unpaid interest at a rate of 10% per annum is due on such date. At any time on or after the occurrence of an event of default, the holder of the First Note shall have the right to convert all or part of the unpaid and outstanding Principal Amount and the accrued and unpaid interest to shares of common stock at a conversion price that equals 65% multiplied by the lowest trading price for the common stock during a thirty–day trading day period immediately prior to the conversion date.

Management analyzed the contingent variable conversion price and concluded that the contingent conversion features should be bifurcated and accounted for as a derivative liability only upon the triggering of a default event. A default event occurred on May 15, 2017. However, on May 18, 2017, the Company and L2 Capital amended the note in order to waive all rights resulting from default events under the note. Therefore, no derivative liability was recognized.

The Company received an L2 Capital Back End Note (“L2 Collateralized Note”) secured with the First Note for its issuance of a $500 note to L2 Capital with substantially similar terms to the First Note (the “Second Note”). In accordance with the Second Note, the Company would pay to the order of L2 Capital a Principal Amount of $500 and the accrued and unpaid interest at a rate of 10% per annum on the maturity date, which was eight months from the issue date. At any time on or after the occurrence of an event of default, the holder of the Second Note shall have the right to convert all or part of the unpaid and outstanding principal amount and the accrued and unpaid interest into shares of common stock at a conversion price that is equal to 65% multiplied by the market price. Pursuant to the L2 Collateralized Note, L2 Capital promised to pay the Company the principal amount of $500 (consisting of $393 in cash, legal fees of $7 and an original issue discount of $100) no later than November 10, 2017.

In connection with the issuance of the First Note, the Company also issued to L2 Capital warrants to purchase up to 400,000 shares of common stock (the “Warrant Shares”) pursuant to the common stock purchase warrant (the “Common Stock Purchase Warrant”) executed by the Company. The Common Stock Purchase Warrant shall be exercisable at a price of 110% multiplied by the closing bid price of the common stock on the issuance date (the “Exercise Price”), subject to adjustments and exercisable from the issue date until the instrument’s seven–year anniversary. At the time that the Second Note is funded by the holder thereof in cash, then on such funding date, the Warrant Shares would immediately and automatically be increased by the quotient (the “Second Warrant Shares”) of $375 divided by the lesser of (i) the Exercise Price and (ii) 110% multiplied by the closing bid price of the common stock on the funding date of the Second Note. With respect to the Second Warrant Shares, the Exercise Price hereunder shall be redefined to equal the lesser of (i) the Exercise Price and (ii) 110% multiplied by the closing bid price of the common stock on the funding date of the Second Note. L2 Capital may exercise the Common Stock Purchase Warrant on a cashless basis unless the underlying shares of common stock have been registered with the SEC prior to the exercise.

The Company recorded an initial debt discount related to L2 Collateralized Note of $287, representing (a) an original issue discount of $108 and (b) relative fair value of warrants issued to the note holders of $179. The debt discounts were amortized using the effective interest method.

On September 1, 2017, the Company received net proceeds of $392 for the funding of the Second Note, in satisfaction of the L2 Collateralized Note. Upon receipt of the proceeds, the warrant shares were increased by 417,975. All other terms under the warrant remained the same.

The Company recorded an initial debt discount related to the Second Note of $500, representing (a) an original issue discount of $108 and (b) a beneficial conversion feature of $392. The debt discounts were amortized using the effective interest method.

On September 5, 2017, L2 notified the Company regarding certain matters which might have impacted the Company’s compliance covenants under the terms of the Commitment Note, the First Note, and the Second Note.

The Company discussed these matters with L2 Capital, and without prejudice, induced L2 Capital to accept 2,166,850 additional shares of the Company’s common stock in connection with the conversion of the full balance of the Commitment Note, First Note, and Second Note outstanding. Accordingly, on September 8, 2017, L2 Capital converted all principal under the Commitment Note, First Note, and Second Note and accrued interest of $32 into a total of 3,853,553 shares of the Company’s common stock. On the date of conversion, the Company (a) recorded the remaining discount of the note in the amount of $709 as accretion of debt discount, and (b) recorded the fair value of the additional 2,157,407 shares issued to L2 Capital in the amount of $5,739 as inducement expense.

During the year ended December 31, 2017, the Company recorded accretion of debt discount of $165 (accretion of $78 and $709 in connection with the conversion of the Note) on the Notes.

May 2017 Notes

On May 1, 2017, the Company issued notes payable to two accredited investors in the aggregate amount of $330 (the “May 2017 Notes”) bearing interest at 10% per annum. The Company also issued to the holders of the May 2017 Notes warrants to purchase an aggregate of 360,000 shares of the Company’s common stock at an exercise price of $0.50 per share. These warrants expire five years from the date of issuance.

The May 2017 Notes were convertible into the Company’s common stock only after an event of default. Events of default include failure to pay payments due under the May 2017 Notes, entrance into any bankruptcy or insolvency proceedings, failure to meet the obligations of any other notes payable in an amount exceeding $100, the Company’s stock being suspending for trading or delisted, losing the Company’s ability to deliver shares, or becoming more than 15 days delinquent on any filings required with the SEC.

At any time the May 2017 Notes are outstanding the two investors are entitled to convert any outstanding principal and accrued but unpaid interest into shares of the Company’s common stock at variable conversion price as defined in the agreement.

The Company recorded an initial debt discount of $165, representing $65 related to an original issue discount and $100 representing the relative fair value of warrants issued to the note holders. The debt discount was amortized using the effective interest method.

On September 29, 2017, the holders of the May 2017 Notes converted their notes with principal value of $330 and the related accrued interest of $14 into 327,382 shares of common stock. In connection with the conversion, the Company recorded the remaining note discount of $110 to accretion of debt discount.

During the year ended December 31, 2017, the Company recorded accretion of debt discount of $165 (accretion of $55 and $110 in connection with the conversion of the May 2017 Note) on the May 2017 Notes.

 August 2017 Notes

On August 9, 2017, the Company issued notes payable to two accredited investors in the aggregate amount of $330 (the “August 2017 Notes”), bearing interest at 10% per annum, with an aggregate original issuance discount of $35. The Company also issued to the holders of the August 2017 Notes warrants to purchase an aggregate of 360,000 shares of the Company’s common stock at an exercise price of $1.05 per share. These warrants expire five years from the date of issuance.

At any time the August 2017 Notes are outstanding the two investors are entitled to convert any outstanding principal and accrued but unpaid interest into shares of the Company’s common stock at $1.05 per share.

The Company recorded a debt discount for (a) the original issue discount, (b) the relative fair value of the warrants issued, and (c) the intrinsic value of the beneficial conversion feature on the August 2017 Notes, in the amounts of $35, $135, and $160, respectively. The Company recorded the intrinsic value of the beneficial conversion feature as the effective conversion price of the August 2017 Notes were less than the fair value of the Company’s common stock on the date of issuance. The debt discounts were accreted using the effective interest method over the term of the August 2017 Notes.

On December 8, 2017, the Company induced the holders of the August 2017 Notes to accept 7,600 additional shares of the Company’s common stock in connection with the conversion of the full balance of the August 2017 Notes.

Accordingly, on December 8, 2017, the August 2017 Notes and related accrued interest of $11 were converted into a total of 462,000 shares of the Company’s common stock. On the date of conversion, the Company (a) recorded the remaining discount on the notes in the amount of $285 as accretion of debt discount, and (b) recorded the fair value of the additional shares issued to the holders of the August 2017 Notes in the amount of $21 as inducement expense.

During the year ended December 31, 2017, the Company recorded amortization of debt discount of $330 (accretion of $45 and $285 in connection with the conversion of the August 2017 Note) on the August 2017 Notes.

UAHC Note

On August 18, 2017, the Company issued to UAHC Ventures, LLC, a Nevada limited liability company (“UAHC”), a secured convertible note (the “UAHC Note”) in the original principal amount of $2,410, bearing interest at 10% per annum, with an original issuance discount of $400 and reimbursed legal and accounting expenses of $10, and a warrant to purchase 861,905 shares of common stock of the Company at an exercise price of $1.05 per share. These warrants expire five years from the date of issuance.

At any time beginning on the date that is six months from the issuance date until the outstanding balance of the UAHC Note has been paid in full, UAHC may, at its option, convert all or any portion of the outstanding balance into shares of common stock of the Company at a price of $1.05 per share.

Management recorded a debt discount for (a) the original issue discount, (b) the relative fair value of the warrants issued and (c) the intrinsic value of the beneficial conversion feature on the UAHC Note in the amounts of $410, $819, and $1,181, respectively. The Company recorded the intrinsic value of the beneficial conversion feature as the effective conversion price of the UAHC Note was less than the fair value of the Company’s common stock on the date of issuance. The debt discounts were accreted using the effective interest method over the term of the UAHC Note.

On December 7, 2017, the Company and UAHC entered into a Settlement Agreement (the “UAHC Settlement Agreement”). In accordance with the UAHC Settlement Agreement, the Company induced UAHC to accept 1,016,806 additional shares of the Company’s common stock in connection with the conversion of the full balance of the UAHC Note outstanding. On December 29, 2017, the Company and UAHC entered into a clarification and amendment agreement to clarify that, upon the reservation of the conversion shares with the Company’s transfer agent, the UAHC Note would be deemed converted in full. As part of the UAHC Settlement Agreement, the Company also increased the shares issuable to UAHC under its warrant.

Accordingly, on December 7, 2017, UAHC converted the UAHC Note and accrued interest of $73 into a total of 3,381,816 shares of the Company’s common stock. On the date of conversion, the Company (a) recorded the remaining discount on the note of $2,408 as accretion of debt discount, and (b) recorded the fair value of the additional shares issued to UAHC and the additional value of the warrant in the amount of $6,989 as inducement expense. At the date of the inducement, UAHC requested that the shares not yet be issued due to ownership limitations. The conversion meets all of the requirements to be classified as an equity instrument. Accordingly, the conversion was recorded as additional paid-in capital. The shares were issued to UAHC during the three months ended March 31, 2018.

During the year ended December 31, 2017, the Company recorded amortization of debt discount of $2,410 (accretion of $2 and $2,408 in connection with the conversion of the UAHC Note) on the UAHC Note.

September 2017 Note

On September 12, 2017, the Company issued a note payable to an accredited investor in the amount of $480 (the “September 2017 Note”), bearing interest at 10% per annum, with an original issue discount of $80, and a warrant to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $2 per share. The warrant expires three years from the date of issuance. The principal and all accrued and unpaid interest on the outstanding balance would have been due on September 12, 2019.

Under the initial terms, from March 12, 2018 until the outstanding balance of the September 2017 Note has been paid in full, the holder may, at its option, convert all or any portion of the outstanding balance into shares of common stock of the Company at a price of $1.05 per share, which would be adjusted for any future issuances of equity that contain a lower per-share exercise price.

Management recorded a debt discount for (a) the original issue discount, (b) the relative fair value of the warrants issued and (c) the intrinsic value of the beneficial conversion feature on the September 2017 Note in the amounts of $80, $275 and $125, respectively. The Company recorded the intrinsic value of the beneficial conversion feature as the effective conversion price of the September 2017 Note was less than the fair value of the Company’s common stock on the date of issuance. The debt discount was accreted using the effective interest method over the term of the September 2017 Note.

On December 8, 2017, the Company induced the holder of the September 2017 Note to accept 16,864 additional shares of the Company’s common stock in connection with the conversion of the full balance of the September 2017 Note. Accordingly, on December 8, 2017, the September 2017 Note and related accrued interest of $11 were converted into a total of 672,000 shares of the Company’s common stock. On the date of the conversion, the Company (a) recorded the remaining discount on the note of $478 as accretion of debt discount, and (b) recorded the fair value of the additional shares issued to the holder of September 2017 Note in the amount of $46 as inducement expense.

During the year ended December 31, 2017, the Company recorded amortization of debt discount of $480 (accretion of $2 and $478 in connection with the conversion of the September 2017 Note) on the September 2017 Note.

May 2018 Notes

On May 23, 2018, the Company entered into a securities purchase agreement with two accredited investors, pursuant to which the Company issued $840 in unsecured promissory notes for aggregate consideration of $700 (the “May 2018 Notes”). The outstanding balance of the May 2018 Notes is to be made in nine equal monthly installments beginning July 23, 2018. The May 2018 Notes were originally scheduled to mature on March 23, 2019. Subject to the terms and conditions set forth in the May 2018 Notes, the Company may prepay all or any portion of the outstanding balance at any time without pre-payment penalty. Upon the occurrence of an event of default, the outstanding balance of the May 2018 Notes shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable. The Company did not make their monthly installment payment in December 2018. However, the Company entered into an amendment with one of the accredited investors to the May 2018 Notes on January 7, 2019 where the Lender has allowed the Company to forego their December 2018 payment and begin making payments on February 23, 2019. As a result, the Company is not in default as of December 31, 2018. On March 1, 2019, the other accredited investor waived the cross default provision that is in conjunction with the first accredited investor, which allowed the Company to not default as of December 31, 2018.

June 2018 Note

On June 1, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $3,600 (the “June 2018 Note”) for consideration of $3,000. The outstanding balance of the June 2018 Note is to be made in nine equal monthly installments beginning August 1, 2018. The June 2018 Note was originally scheduled to mature on April 1, 2019. Subject to the terms and conditions set forth in the June 2018 Note, the Company may prepay all or any portion of the outstanding balance at any time without pre-payment penalty. Upon the occurrence of an event of default, the outstanding balance of the June 2018 Note shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.

August 2018 Note

On August 31, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $1,062 (the “August 2018 Note”) for consideration of $1,000. The outstanding balance of the August 2018 Note had a maturity date of February 28, 2019 and was paid in full in December 2018. The August 2018 Note bore interest at a rate of 8% per annum and subject to the terms and conditions set forth in the August 2018 Note. The Company was able to prepay all or any portion of the outstanding balance at any time without pre-payment penalty.

December 2018 Note

On December 6, 2018, the Company entered into a note purchase agreement with an accredited investor, pursuant to which the Company issued an unsecured promissory note in the amount of $598 (the “December 2018 Note”) for consideration of $500. The outstanding balance of the December 2018 Note had a maturity date of May 6, 2019 and was paid in full in March 2019. The December 2018 Note bore interest at a rate of 8% per annum and subject to the terms and conditions set forth in the December 2018 Note, the Company may prepay all or any portion of the outstanding balance at any time without pre-payment penalty.

Notes Payable Summary

Notes payable consisted of the following:

	As of December 31, 2018
	Principal	Discount	Net
May 2018 Notes	$400	$(25)	$375
June 2018 Note	2,448	(1,803)	645
December 2018 Note	351	(86)	265
Total notes payable	$3,199	$(1,914)	$1,285

As of December 31, 2017, the Company had no notes payable outstanding.

During the years ended December 31, 2018 and 2017, the Company recorded amortization of debt discount of $905 and $5,627, respectively.

Modification of Notes Payable

On October 24, 2018, the Company entered into an amendment to its June 2018 Note to (a) forego the installment payment due on November 1, 2018; (b) extend the maturity date of the note to May 1, 2019; and (c) increase the principal amount on the note by $48.

On November 9, 2018, the Company entered into an amendment of one of its May 2018 Notes to (a) forego the installment payments due on November 23, 2018, December 23, 2018, and January 23, 2019; and (b) extend the maturity date of the note to June 23, 2019. In exchange for the amendment, the Company paid the holder of the note $11.

On December 10, 2018, the Company entered into an amendment to its June 2018 Note to (a) forego the installment payment due on December 1, 2018; (b) extend the maturity date of the note to July 1, 2019; and (c) increase the principal amount on the note by $245.

In addition to the changes in the payment terms of the June 2018 Note described above, the holder has agreed to change the convertibility terms of the June 2018 Note from a non-convertible note to a convertible note. The holder may elect to be paid in cash (within three trading days of notification) or shares of the Company’s common stock. If the holder elects to be paid in shares, the Company may choose to pay such redemption amount in either cash or shares at its election. Because the December 2018 amendment was considered a substantive change, the Company must treat the modification as an extinguishment of debt and determine the gain or loss on the exchange of instruments. Based on the analysis performed, the Company determined that there was a gain on extinguishment of debt of $1,875.